Cost of sales	9 Months Ended
Sep. 30, 2018
Disclosure of cost of sales [abstract]
Cost of sales
13.   Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Salaries and employee benefits	$6,119	$5,277	$17,599	$16,544
Raw materials and consumables	4,754	2,560	14,034	10,105
Utilities	1,237	772	3,246	3,006
Other costs	447	343	1,948	1,931
Changes in inventories	252	(1,258)	1,116	(1,229)
	$12,809	$7,694	$37,943	$30,357